Condensed Statements of Changes in Temporary Equity and Shareholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Balance at the beginning (Shares) at Mar. 04, 2021					0		0
Balance at the beginning (Amount) at Mar. 04, 2021	$ 0	$ 0	$ 0		$ 0		$ 0
Proceeds from the sale of Class A ordinary, (Shares)					23,000,000
Proceeds from the sale of Class A ordinary, (Amount)					$ 230,000,000
Paid underwriters fees					(4,600,000)
Deferred underwriting fees payable					(8,050,000)
Liabilities associated to Public Warrants					(5,784,500)
Excess fair value over consideration of the founder shares offered to the anchor investors	8,306,250		8,306,250		(8,306,250)
Other offering costs					(878,152)
Excess cash received over fair value of Private Placement Warrants	4,423,300	4,423,300
Remeasurement of Class A ordinary shares to redemption value	(29,918,902)	(4,447,725)	(25,471,177)		$ 29,918,902
Issuance of ordinary shares to Sponsor (Shares)							5,750,000
Issuance of ordinary shares to Sponsor (Amount)	25,000	24,425					$ 575
Net income (loss)	(2,633,699)		(2,633,699)
Balance at the end (Shares) at Dec. 31, 2021					23,000,000		5,750,000
Balance at the end (Amount) at Dec. 31, 2021	(19,798,051)	0	(19,798,626)		$ 232,300,000		$ 575
Net income (loss)	3,799,755		3,799,755
Balance at the end (Shares) at Mar. 31, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Mar. 31, 2022	(15,998,296)	0	(15,998,871)		$ 232,300,000		$ 575
Balance at the beginning (Shares) at Dec. 31, 2021					23,000,000		5,750,000
Balance at the beginning (Amount) at Dec. 31, 2021	(19,798,051)	0	(19,798,626)		$ 232,300,000		$ 575
Remeasurement of Class A ordinary shares to redemption value	(85,071)
Net income (loss)	9,974,146			$ 7,979,317		$ 1,994,829
Balance at the end (Shares) at Jun. 30, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Jun. 30, 2022	(9,908,975)	0	(9,909,550)		$ 232,385,071		$ 575
Balance at the beginning (Shares) at Dec. 31, 2021					23,000,000		5,750,000
Balance at the beginning (Amount) at Dec. 31, 2021	(19,798,051)	0	(19,798,626)		$ 232,300,000		$ 575
Gain on settlement of underwriting fees	7,847,542		7,847,542
Remeasurement of Class A ordinary shares to redemption value	(2,316,046)		(2,316,046)		$ 2,316,046
Redemption of Class A ordinary shares (Amount)	2,316,046
Net income (loss)	9,759,713		9,759,713	7,807,770		1,951,943
Balance at the end (Shares) at Dec. 31, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Dec. 31, 2022	(4,506,842)	0	(4,507,417)		$ 234,616,046		$ 575
Balance at the beginning (Shares) at Mar. 31, 2022					23,000,000		5,750,000
Balance at the beginning (Amount) at Mar. 31, 2022	(15,998,296)	0	(15,998,871)		$ 232,300,000		$ 575
Remeasurement of Class A ordinary shares to redemption value	(85,071)		(85,071)		$ 85,071
Net income (loss)	6,174,392		6,174,392	4,939,514		1,234,878
Balance at the end (Shares) at Jun. 30, 2022					23,000,000		5,750,000
Balance at the end (Amount) at Jun. 30, 2022	(9,908,975)	0	(9,909,550)		$ 232,385,071		$ 575
Balance at the beginning (Shares) at Dec. 31, 2022					23,000,000		5,750,000
Balance at the beginning (Amount) at Dec. 31, 2022	(4,506,842)	0	(4,507,417)		$ 234,616,046		$ 575
Remeasurement of Class A ordinary shares to redemption value	(2,369,220)		(2,369,220)		$ 2,369,220
Net income (loss)	(1,532,112)		(1,532,112)
Balance at the end (Shares) at Mar. 31, 2023					23,000,000		5,750,000
Balance at the end (Amount) at Mar. 31, 2023	(8,408,174)	0	(8,408,749)		$ 236,985,266		$ 575
Balance at the beginning (Shares) at Dec. 31, 2022					23,000,000		5,750,000
Balance at the beginning (Amount) at Dec. 31, 2022	(4,506,842)	0	(4,507,417)		$ 234,616,046		$ 575
Remeasurement of Class A ordinary shares to redemption value	(4,080,757)
Redemption of Class A ordinary shares (Amount)	4,080,757
Net income (loss)	500,925			362,923		138,002
Balance at the end (Shares) at Jun. 30, 2023					4,718,054		5,750,000
Balance at the end (Amount) at Jun. 30, 2023	(8,086,674)	0	(8,087,249)		$ 49,262,200		$ 575
Balance at the beginning (Shares) at Mar. 31, 2023					23,000,000		5,750,000
Balance at the beginning (Amount) at Mar. 31, 2023	(8,408,174)	0	(8,408,749)		$ 236,985,266		$ 575
Remeasurement of Class A ordinary shares to redemption value	(1,711,537)		(1,711,537)		$ 1,711,537
Redemption of Class A ordinary shares (Shares)					(18,281,946)
Redemption of Class A ordinary shares (Amount)	0				$ (189,434,603)
Net income (loss)	2,033,037		2,033,037	$ 1,139,293		$ 893,744
Balance at the end (Shares) at Jun. 30, 2023					4,718,054		5,750,000
Balance at the end (Amount) at Jun. 30, 2023	$ (8,086,674)	$ 0	$ (8,087,249)		$ 49,262,200		$ 575